Equity-Based Compensation - Summary of Equity-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Equity-based compensation	$ 23,891	$ 17,620
Cost of Revenue [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Equity-based compensation	2,992	1,416
Selling and Marketing [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Equity-based compensation	9,852	7,015
Enterprise Technology and Development [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Equity-based compensation	1,330	1,403
General and Administrative [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Equity-based compensation	$ 9,717	$ 7,786